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SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21328

SMA Relationship Trust
(Exact name of registrant as specified in charter)

One North Wacker Drive
Chicago, Illinois
888-793-8637	60606-6114
(Address of principal executive offices)	(Zip code)

Eric Sanders UBS Global Asset Management (Americas) Inc. 51 West 52nd Street New York, New York 10019-6114

Registrant’s telephone number, including area code:		888-793-8637

Date of fiscal year end:	12/31

Date of reporting period:	7/1/2007 – 6/30/2008

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21328

SMA Relationship Trust

One North Wacker Drive

Chicago, Illinois  60606-2825

1-800-647-1568

Eric Sanders

UBS Global Asset Management (Americas) Inc.

51 West 52nd Street

New York, New York  10019-6114

Fiscal year end:  12/31

Reporting Period:  07/01/2007 - 06/30/2008

====================== SMA RELATIONSHIP TRUST - SERIES M =======================

Did not vote any securities during the reporting period

====================== SMA RELATIONSHIP TRUST - SERIES T =======================

Did not vote any securities during the reporting period

====================== SMA RELATIONSHIP TRUST - SERIES A =======================

BANCO SANTANDER S.A.

Ticker:                      Security ID:  ES0113900J37

Meeting Date: JUN 20, 2008   Meeting Type: Annual

Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1     Accept Individual and Consolidated        For       For        Management

      Financial Statements and Statutory

      Reports and Discharge Directors for

      Fiscal Year Ended December 31, 2007

2     Approve Allocation of Income              For       For        Management

3.1   Ratify Juan Rodriguez Inciarte to the     For       For        Management

      Board of Directors

3.2   Reelect Luis Alberto Salazar-Simpson Bos  For       For        Management

      to the Board of Directors

3.3   Reelect Luis Angel Rojo Duque to the      For       For        Management

      Board of Directors

3.4   Reelect Emilio Botin-Sanz de Sautuola y   For       For        Management

      Garcia de los Rios to the Board of

      Directors

4     Ratify Auditors                           For       For        Management

5     Authorize Repurchase of Shares in         For       For        Management

      Accordance With Article 75 of Corporate

      Law; Void Authorization Granted on June

      23, 2007

6     Approve New Corporate Bylaws and Void     For       For        Management

      Effective Ones

7     Amend Article 8 of the General Meeting    For       For        Management

      Guidelines

8     Authorize Issuance of Equity or           For       For        Management

      Equity-Linked Securities without

      Preemptive Rights in Accordance to

      Article 153 1.a) of the Spanish Corporate

      Law; Void Authorization Granted at the

      AGM held on June 23, 2007

9     Grant Board Authorization to Issue        For       For        Management

      Convertible and/or Exchangeable Debt

      Securities without Preemptive Rights

10    Authorize Issuance of Non-Convertible     For       For        Management

      Fixed Income Securities

11.1  Approve Bundled Incentive Plans Linked to For       For        Management

      Predetermined Requirements such as Total

      Return Results and EPS

11.2  Approve Savings Plan for Abbey National   For       For        Management

      Plc' Employees and other Companies of

      Santander Group in the U.K.

12    Authorize Board to Ratify and Execute     For       For        Management

      Approved Resolutions

--------------------------------------------------------------------------------

TESCO PLC

Ticker:                      Security ID:  GB0008847096

Meeting Date: JUN 27, 2008   Meeting Type: Annual

Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1     Accept Financial Statements and Statutory For       For        Management

      Reports

2     Approve Remuneration Report               For       For        Management

3     Approve Final Dividend of 7.7 Pence Per   For       For        Management

      Ordinary Share

4     Re-elect Charles Allen as Director        For       For        Management

5     Re-elect Harald Einsmann as Director      For       For        Management

6     Re-elect Rodney Chase as Director         For       For        Management

7     Re-elect Karen Cook as Director           For       For        Management

8     Re-elect Sir Terry Leahy as Director      For       For        Management

9     Re-elect Tim Mason as Director            For       For        Management

10    Reappoint PricewaterhouseCoopers LLP as   For       For        Management

      Auditors of the Company

11    Authorise Board to Fix Remuneration of    For       For        Management

      Auditors

12    Authorise Issue of Equity or              For       For        Management

      Equity-Linked Securities with Pre-emptive

      Rights up to Aggregate Nominal Amount of

      GBP 130,800,000

13    Subject to and Conditional Upon the       For       For        Management

      Passing of Resolution 12, Authorise Issue

      of Equity or Equity-Linked Securities

      without Pre-emptive Rights up to

      Aggregate Nominal Amount of GBP

      19,600,000

14    Authorise 784,800,000 Ordinary Shares for For       For        Management

      Market Purchase

15    Auth. Company and Its Subsidiaries to     For       For        Management

      Make EU Political Donations to Political

      Parties or Independent Election

      Candidates up to GBP 0.1M, to Political

      Org. Other Than Political Parties up to

      GBP 0.1M and to Incur EU Political

      Expenditure up to GBP 0.1M

16    Adopt New Articles of Association; Amend  For       For        Management

      New Articles of Association

17    Resolved that the Company Sets a          Against   Against    Shareholder

      Commitment to Take Appropriate Measures

      to Ensure that Chickens Purchased for

      Sale by the Company are Produced in

      Systems Capable of Providing the Five

      Freedoms

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

Kai Sotorp *

President

SMA Relationship Trust

Head of the Americas

UBS Global Asset Management (Americas) Inc.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SMA Relationship Trust

By (Signature and Title)*	/s/ Kai R. Sotorp*
Kai. R. Sotorp
President

*(Signature affixed by Joseph Allessie by Power of Attorney effective June 30, 2008 and filed herewith).

Date	August 12, 2008

*Print the name and title of each signing officer under his or her signature.

UBS Cashfund Inc.

UBS Index Trust

UBS Investment Trust

UBS Money Series

UBS Master Trust

UBS Managed Municipal Trust

UBS Master Series, Inc.

UBS Municipal Money Market Series

UBS RMA Money Fund, Inc.

UBS RMA Tax-Free Fund, Inc.

UBS Series Trust

UBS PACE Select Advisors Trust

Global High Income Fund Inc.

Insured Municipal Income Fund Inc.

Investment Grade Municipal Income Fund Inc.

Managed High Yield Plus Fund Inc.

Strategic Global Income Fund, Inc.

The UBS Funds

SMA Relationship Trust

Fort Dearborn Income Securities Inc.

UBS Relationship Funds

Power of Attorney

Kai R. Sotorp, whose signature appears below, does hereby constitute and appoint Joseph Allessie, Keith Weller, Tammie Lee and Eric Sanders, each an officer of the above named investment companies (each hereafter the “Company”) individually with power of substitution or resubstitution, his true  and lawful attorney-in-fact and agent (“Attorney-in-Fact”) with full power of substitution and resubstitution for him in his name, place and stead, in any and all capacities, to file with the Securities and Exchange Commission the Company’s proxy voting record on Form N-PX with all exhibits and any amendments thereto, and sign Form N-PX and any amendments thereto in the name and on behalf of the undersigned as President and/or principal executive officer of the Company any and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said Attorney-in-Fact shall do or cause to be done by virtue thereof.

This Power of Attorney shall be revocable at any time by a writing signed by the undersigned and shall terminate automatically with respect to the Attorney-in-Fact named above if such Attorney-in-Fact ceases to be an officer of the Company and with respect to the Attorney-in-Fact named above if the undersigned ceases to be President and/or principal executive officer of the Company.

Effective Date:
June 30, 2008

By:	/s/ Kai R. Sotorp
Kai R. Sotorp